SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Oct. 10, 2018	Jun. 14, 2018	Jan. 31, 2023	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from warrant exercised					$ 0	$ 0	$ 425
Employees Directors And Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted					$ 0.7	$ 1.51	$ 3.81
Aggregate intrinsic value of exercised options					$ 0	$ 19	$ 759
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance					600,000
Ordinary shares available for issuance					114,146
Offering period					five months
Percentage of use of base salary to purchase ordinary shares					15.00%
Aggregate limit of ordinary shares per calendar year					$ 40
Percentage of fair market value of ordinary shares at time of offering					85.00%
Options granted					0	158,025	117,829
2010 Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for issuance					13,895,152
Ordinary shares available for issuance					1,202,301
Vesting period					4 years
Award expiration period					10 years
Unrecognized share-based compensation expense					$ 5,370
Unrecognized compensation cost, recognition period					2 years 21 days
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants purchase to ordinary shares					0	0	3,955,696	3,955,696
Warrants purchase to ordinary shares remain outstanding					297,469	297,469
Proceeds from warrant exercised							$ 18,750	$ 18,750
Master Clinical Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share	$ 4.95			$ 8.57333
Maximum Authorized Proceeds From Issuance Of Common Stock	$ 2,424,243			$ 2,332,815
Equity investment	$ 12,000			$ 20,000
Percentage of closing price	33.00%			33.00%
Collaborative Arrangements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Authorized Proceeds From Issuance Of Common Stock					$ 7,788
Issuance expenses					91
Deferred Participation Of B M S In R And D Expenses					4,121
Collaborative Arrangements Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Authorized Proceeds From Issuance Of Common Stock					14,958
Issuance expenses					42
Deferred Participation Of B M S In R And D Expenses					$ 5,000
JMP Securities LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Offering price per share		$ 3.95
Warrants purchase to ordinary shares		4,253,165
Exercise price of warrants		$ 4.74
Expiration period of warrants		5 years
Issuance of shares, net, shares		5,316,457
Issuance expenses		$ 1,233
Proceeds from ordinary shares in offering		$ 19,767
Leerink Partners LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares, net, shares					2,612,822
Issuance expenses					$ 513
Proceeds from ordinary shares in offering			$ 50,000		$ 3,081